Share based Compensation - HMHL Options Fair value Assumptions (Details) - $ / shares				12 Months Ended
	Dec. 17, 2014	Apr. 18, 2011	Aug. 02, 2010	Dec. 31, 2016	Dec. 31, 2014
Minimum
Share based Compensation
Period of past historical volatility of the comparable companies referenced in volatility				5 years
HMHL Share Option Schemes
Share based Compensation
Value of each share option (in dollars per share)	$ 3.490	$ 0.923	$ 0.258		$ 3.49
Significant inputs into the valuation model:
Exercise price (in dollars per share)	7.820	2.360	2.240
Share price at effective date of grant (in dollars per share)	$ 7.820	$ 2.048	$ 1.030
Expected volatility (as a percent)	48.40%	55.40%	48.60%
Risk-free interest rate (as a percent)	1.66%	2.439%	2.007%
Contractual life of share options	9 years	6 years	6 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
HMHL Share Option Schemes | Maximum
Share based Compensation
Period of past historical volatility of the comparable companies referenced in volatility				6 years